ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Payroll liabilities	$ 337,704	$ 73,464	$ 136,976
Expense accruals	300,207
Non-income-based taxes and funds payable	292,863	248,863	101,175
Lawsuit provision	200,818	29,132	10,244
Unused vacation liability	167,863	44,567	50,247
Customs tax provision	78,232	394,029	0
Provision for occupation expense			340,462
Other current liabilities	140,282
Total	$ 1,517,969	$ 790,055	$ 639,104